Contingent liabilities and legal proceedings - Contingent liabilities and UK pension schemes (Details) € in Millions, $ in Billions, $ in Billions	12 Months Ended
	Mar. 31, 2018 USD ($) item	Mar. 31, 2018 AUD ($) item	Mar. 31, 2018 EUR (€) item	Mar. 31, 2017 EUR (€)
Disclosure of contingent liabilities [line items]
number of segregated sections | item	2
Performance bonds
Disclosure of contingent liabilities [line items]
Contingent liability amount			€ 993	€ 2,413
Other guarantees and contingent liabilities
Disclosure of contingent liabilities [line items]
Contingent liability amount			4,036	€ 3,576
UK pension schemes
Disclosure of contingent liabilities [line items]
Notional value of security			536
UK pension schemes, Vodafone Section
Disclosure of contingent liabilities [line items]
Contingent liability amount			€ 1,700
Number of guarantees under pension scheme | item	2	2	2
UK pension schemes, CWW Section
Disclosure of contingent liabilities [line items]
Contingent liability amount			€ 1,700
Notional value of security			57
THUS Plc Group Scheme
Disclosure of contingent liabilities [line items]
Contingent liability amount			€ 114
Vodafone Hutchison Australia Pty Limited
Disclosure of contingent liabilities [line items]
Proportion of stake (as a percentage)	50.00%
Vodafone Hutchison Australia Pty Limited | Other guarantees and contingent liabilities
Disclosure of contingent liabilities [line items]
Proportion of stake (as a percentage)	50.00%
Loan facility covered under guarantee by group company	$ 3.5	$ 1.7